Award Timing Disclosure	12 Months Ended
Jan. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Process for Approval of Stock Option Awards
In March 2025, the CHCM Committee approved stock option awards to certain eligible employees (which did not include named executive officers) under our historical option grant practices. Because the CHCM Committee transitioned away from the use of stock options in favor of RSUs, this award was the only stock option award made in 2025 in order to cover eligible employees who were promoted or hired prior to that transition. The CHCM Committee reviewed the eligible employees and the proposed stock option award values at a regularly scheduled quarterly meeting and later approved the awards by unanimous written consent. This approach ensured the absence of any material, non-public information at the time the stock option awards were approved, as the awards were made at the earliest possible date after the quarterly meeting that fell either more than four business days before or more than one business day after our public disclosure of any material non-public information. We do not time the disclosure of material non-public information for the purpose of affecting the value of employee compensation.

Award Timing Method	The CHCM Committee reviewed the eligible employees and the proposed stock option award values at a regularly scheduled quarterly meeting and later approved the awards by unanimous written consent. This approach ensured the absence of any material, non-public information at the time the stock option awards were approved, as the awards were made at the earliest possible date after the quarterly meeting that fell either more than four business days before or more than one business day after our public disclosure of any material non-public information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the disclosure of material non-public information for the purpose of affecting the value of employee compensation.
MNPI Disclosure Timed for Compensation Value	false